INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Intangible Assets
Amortization of intangible assets	$ 577	$ 1,188
Estimated amortization of intangible assets for 2017	305
Estimated amortization of intangible assets for 2018	304
Estimated amortization of intangible assets for 2019	14
Goodwill
Cost	11,927
Accumulated Amortization Impairment	11,927
Net Book Value		11,927
Non-cash goodwill impairment charge	11,927
Infrastructure Systems and Computer Software
Intangible Assets
Cost	7,046
Accumulated Amortization	6,423
Net Book Value	$ 623	$ 794